IMPAIRMENT OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [abstract]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [text block]
	Discount rate
	Brazil	Mexico	Colombia	Peru	Chile	Argentina

December 2018	14.10%	14.07%	12.46%	9.75%	10.49%	53.04%
December 2019	10.80%	12.09%	10.42%	9.49%	8.36%	70.20%

	Growth rate
	Brazil	Mexico	Colombia	Peru	Chile	Argentina

December 2018	3.70%	3.00%	3.30%	1.40%	2.50%	34.20%
December 2019	4.81%	5.47%	6.40%	7.11%	6.41%	30.29%

The recoverable amounts per country were as follow:

Thousand U.S. dollars	Recoverable amounts
	Brazil (*)	Mexico	Colombia	Peru	Chile	Argentina

December 2018	763,449	47,732	74,267	389,208	98,318	78,276
December 2019	789,676	137,047	232,483	308,800	304,139	5,538